Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital Commitments Relating to Property Development Projects and Investments
The Group had the following capital commitments relating to property development projects and investments:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Contracted, but not provided for
Investments	64,866	81,217
Property, plant and equipment	3,941	4,930

Total	68,807	86,147

Future Minimum Lease Payments under Non-cancellable Operating Leases
The future minimum lease payments under
non-cancellable
operating leases are as follows:

As at 31 December 2018 RMB million
Not later than one year	1,049
Later than one year but not later than five years	1,373
Later than five years	52

Total	2,474

Future Minimum Rentals Receivable under Non-cancellable Operating Leases
The future minimum rentals receivable under
non-cancellable
operating leases are as follows:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Not later than one year	578	530
Later than one year but not later than five years	1,133	1,306
Later than five years	231	300

Total	1,942	2,136